OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
The outstanding balance of other assets as of December 31, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024
Current
Unbilled Subscriptions	11,598	11,431
Other resales contracts	23,519	8,989
TOTAL	35,117	20,420

Non current
Unbilled Subscriptions	4,424	4,750
TOTAL	4,424	4,750